INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD AND PUT RIGHT LIABILITIES - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	4 Months Ended	12 Months Ended
	Aug. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Jul. 31, 2022 CNY (¥)	Jul. 31, 2021 shares	Jun. 16, 2019 USD ($)
Schedule of Equity Method Investments
Losses in deconsolidation of a subsidiary			¥ (7,905)	$ (1,113)
Common stock, shares outstanding | shares			185,613,662		190,879,919		185,613,662
Equity in loss of affiliates			¥ (80,019)	(11,270)	¥ (437,465)	¥ (367,883)
Investments accounted for using the equity method			12,082		30,850		$ 1,702
I-Mab Hangzhou | Series B Domestic Investors
Schedule of Equity Method Investments
Amount agreed to raise								¥ 46,000
I-Mab Hangzhou
Schedule of Equity Method Investments
Assets recognized value | $							105,000
Proceeds from Contributions from Affiliates		$ 30,000				¥ 281
Common stock, shares outstanding | shares		25,500,000
Purchase price committed | $							$ 3,000
Investments accounted for using the equity method			¥ 0		¥ 25,214
I-Mab Hong Kong
Schedule of Equity Method Investments
Registered capital of subsidiary | $										$ 30,000
Common stock, shares outstanding | shares		13,500,000
Management Holdco | I-Mab Hangzhou
Schedule of Equity Method Investments
Equity method investment, ownership percentage		10.00%	10.00%				10.00%
Shares issued | shares			750,000		750,000	750,000	750,000
Equity in loss of affiliates			¥ (30,969)		¥ (29,375)	¥ (28,236)
Shares subscribed, not yet been purchased or issued | shares		4,500,000
Registered capital of affiliates | $							$ 3,000
Cash Commitment | $				3,000
Esop Holdco | I-Mab Hangzhou
Schedule of Equity Method Investments
Equity method investment, ownership percentage		5.00%	5.00%				5.00%
Registered capital of affiliates | $							$ 1,500
Domestic Investors
Schedule of Equity Method Investments
Common stock, shares outstanding | shares		12,000,000
Domestic Investors | I-Mab Hangzhou
Schedule of Equity Method Investments
Registered capital of subsidiary | $							$ 12,000
Equity method investment, ownership percentage		40.00%	40.00%				40.00%
Cash Payments | $				$ 120,000
I-Mab Hong Kong | I-Mab Hangzhou
Schedule of Equity Method Investments
Equity method investment, ownership percentage		45.00%
HLBV Method | I-Mab Hangzhou
Schedule of Equity Method Investments
Equity in loss of affiliates			¥ (25,544)		(360,436)	(309,208)
Group's Share Based Compensation | I-Mab Hangzhou
Schedule of Equity Method Investments
Equity in loss of affiliates			(4,815)		(13,852)	(13,267)
Partnership Agreement
Schedule of Equity Method Investments
Equity method investment, ownership percentage									4.00%
Equity in loss of affiliates			446		(223)	(141)
Shares subscribed, not yet been purchased or issued | shares									20,000
Investments accounted for using the equity method			12,082		5,636
Equity method investment paid	¥ 6,000		6,000
I-Mab Hangzhou Share Based Compensation | I-Mab Hangzhou
Schedule of Equity Method Investments
Equity in loss of affiliates			¥ (19,137)		¥ (33,579)	¥ (17,031)
I-Mab Hangzhou
Schedule of Equity Method Investments
Equity method investment, ownership percentage			10.00%				10.00%
Investments accounted for using the equity method			¥ 0
I-Mab Hangzhou | I-Mab Hangzhou
Schedule of Equity Method Investments
Equity method investment, ownership percentage								37.13%